Loans (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 263,973	$ 227,069
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of nonaccrual loans | Loan	2
Financing receivable, recorded Investment, nonaccrual status	$ 153,000
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 206,894	$ 188,573
Percentage of portfolio loans	78.30%	83.00%
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 17,127	$ 16,797
Percentage of portfolio loans	6.50%	7.40%
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 10,650	$ 5,103
Percentage of portfolio loans	4.00%	2.20%
Maximum adjustable rate loans term	20 years
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 10,750	$ 6,134
Percentage of portfolio loans	4.10%	2.70%
Additional unadvanced portion of loans	$ 5,900	$ 5,000
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 14,803	$ 8,440
Percentage of portfolio loans	5.60%	3.70%
Maximum adjustable rate loans term	15 years
Maximum loan to value ratio	80.00%
Other Loans Portfolio Segment | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 3,679	$ 1,947
Percentage of portfolio loans	1.40%	0.90%
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 70	$ 75
Percentage of portfolio loans	0.10%	0.10%